Provision for Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components Of Income Tax Expense Benefit [Line Items]
Current U.S. federal	$ 62.8	$ 32.3	$ 60.9
Current Non-U.S.	146.2	157.6	120.0
Current U.S. state and local	5.8	6.5	11.3
Deferred U.S. federal	0.2	1.8	(8.9)
Deferred Non-U.S.	(29.6)	3.0	28.2
Deferred U.S. state and local	(2.4)	0.1	(1.5)
Total income tax expense (benefit)	$ 183.0	$ 201.3	$ 210.0